FINANCIAL INSTRUMENTS - Summary Of Credit Loss Rates (Details)	Dec. 31, 2025
Not due | Commercial Aviation
Disclosure of provision matrix [line items]
Expected credit loss rate	0.35%
Not due | Executive Aviation
Disclosure of provision matrix [line items]
Expected credit loss rate	0.14%
Not due | Defense & Security
Disclosure of provision matrix [line items]
Expected credit loss rate	0.20%
Not due | OGMA
Disclosure of provision matrix [line items]
Expected credit loss rate	0.55%
Not due | Others
Disclosure of provision matrix [line items]
Expected credit loss rate	1.16%
Up to 90 days | Commercial Aviation
Disclosure of provision matrix [line items]
Expected credit loss rate	0.65%
Up to 90 days | Executive Aviation
Disclosure of provision matrix [line items]
Expected credit loss rate	0.33%
Up to 90 days | Defense & Security
Disclosure of provision matrix [line items]
Expected credit loss rate	0.83%
Up to 90 days | OGMA
Disclosure of provision matrix [line items]
Expected credit loss rate	1.64%
Up to 90 days | Others
Disclosure of provision matrix [line items]
Expected credit loss rate	2.60%
From 91 to 180 days | Commercial Aviation
Disclosure of provision matrix [line items]
Expected credit loss rate	21.57%
From 91 to 180 days | Executive Aviation
Disclosure of provision matrix [line items]
Expected credit loss rate	9.14%
From 91 to 180 days | Defense & Security
Disclosure of provision matrix [line items]
Expected credit loss rate	14.35%
From 91 to 180 days | OGMA
Disclosure of provision matrix [line items]
Expected credit loss rate	11.22%
From 91 to 180 days | Others
Disclosure of provision matrix [line items]
Expected credit loss rate	7.65%
More than 180 days | Commercial Aviation
Disclosure of provision matrix [line items]
Expected credit loss rate	42.36%
More than 180 days | Executive Aviation
Disclosure of provision matrix [line items]
Expected credit loss rate	23.09%
More than 180 days | Defense & Security
Disclosure of provision matrix [line items]
Expected credit loss rate	21.78%
More than 180 days | OGMA
Disclosure of provision matrix [line items]
Expected credit loss rate	20.49%
More than 180 days | Others
Disclosure of provision matrix [line items]
Expected credit loss rate	30.95%